Goodwill And Other Intangible Assets (Schedule Of Future Estimated Amortization Expenses Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
2013	¥ 4,382
2014	3,316
2015	2,781
2016	2,313
2017	¥ 2,114